Long-Term Debt - Cable Car Note Narrative (Details)				1 Months Ended	3 Months Ended		9 Months Ended
	Feb. 26, 2025 USD ($)	Jan. 09, 2025 USD ($) business_day $ / shares	Mar. 04, 2024 USD ($) shares	Feb. 29, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Long-term debt					$ 15,122,966		$ 15,122,966		$ 9,933,392
Unamortized debt issuance expense					9,827,121		9,827,121		4,938,362
Potential shares from Cable Car Note
Debt Instrument [Line Items]
Debt amount			$ 1,500,000
Debt instrument, interest rate, stated percentage			0.00%
Debt, term			13 months
Issuance of common stock (in shares) | shares			60,000
Proceeds from issuance of debt				$ 1,500,000
Debt fee amount				$ 40,740
Long-term debt									1,366,458
Unamortized debt issuance expense									$ 133,542
Interest expense					0	$ 108,706	36,386	$ 234,445
Cable Car Amendment | Cable Car
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage		6.00%
Conversion price (in dollars per share) | $ / shares		$ 1.752
Monthly extension fee payable					0		90,000
Debt instrument, convertible, threshold business days | business_day		2
Cable Car Amendment | Cable Car | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage		6.00%
Monthly extension fee payable		$ 90,000
Debt instrument, convertible, threshold business days | business_day		2
Lynrock Lake Term Loan
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	10.00%
Lynrock Lake Term Loan | Cable Car
Debt Instrument [Line Items]
Repayment of convertible debt	$ 1,625,000
Other operating expense					$ 0		$ 93,450
Lynrock Lake Term Loan | Cable Car | Subsequent Event
Debt Instrument [Line Items]
Repayment of convertible debt	$ 1,625,000